Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Current Assets [Abstract]
Other non-current assets	$ 246,240	$ 263,250	$ 246,240